Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Jacob Funds Inc.
Entity Central Index Key	0001090372
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Investor Class
Shareholder Report [Line Items]
Fund Name	Jacob Internet Fund
Class Name	Investor Class
Trading Symbol	JAMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Jacob Internet Fund for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://jacobam.com/resources/reports/index.html. You can also request this information by contacting us at 1-424-237-2164.
Additional Information Phone Number	1-424-237-2164
Additional Information Website	https://jacobam.com/resources/reports/index.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$135	2.33%
[1]
Expenses Paid, Amount	$ 135
Expense Ratio, Percent	2.33%
Updated Performance Information Location [Text Block]	Visit https://jacobam.com/resources/reports/index.html for more recent performance information.
Net Assets	$ 59,790,739
Holdings Count | $ / shares	32
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$59,790,739
Number of Holdings	32
Portfolio Turnover	28%

Holdings [Text Block]

Top 10 Issuers	(%)
Porch Group, Inc.	6.9%
Powerfleet, Inc. NJ	6.5%
Doximity, Inc.	6.0%
DraftKings, Inc.	5.5%
Zillow Group, Inc.	5.4%
MongoDB, Inc.	5.0%
Cloudflare, Inc.	4.9%
Confluent, Inc.	4.8%
OptimizeRx Corp.	4.8%
Braze, Inc.	4.7%

Updated Prospectus Web Address	https://jacobam.com/resources/reports/index.html
Investor Class
Shareholder Report [Line Items]
Fund Name	Jacob Small Cap Growth Fund
Class Name	Investor Class
Trading Symbol	JSCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Jacob Small Cap Growth Fund for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://jacobam.com/resources/reports/index.html. You can also request this information by contacting us at 1-424-237-2164.
Additional Information Phone Number	1-424-237-2164
Additional Information Website	https://jacobam.com/resources/reports/index.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$169	3.14%
[2]
Expenses Paid, Amount	$ 169
Expense Ratio, Percent	3.14%
Updated Performance Information Location [Text Block]	Visit https://jacobam.com/resources/reports/index.html for more recent performance information.
Net Assets	$ 8,171,746
Holdings Count | $ / shares	36
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$8,171,746
Number of Holdings	36
Portfolio Turnover	25%

Holdings [Text Block]

Top 10 Issuers	(%)
First American Government Obligations Fund	9.9%
Porch Group, Inc.	6.2%
Powerfleet, Inc. NJ	5.7%
Alphatec Holdings, Inc.	5.6%
Doximity, Inc.	5.5%
Heron Therapeutics, Inc.	5.4%
Zillow Group, Inc.	5.0%
OptimizeRx Corp.	4.4%
Confluent, Inc.	4.4%
Braze, Inc.	4.2%

Updated Prospectus Web Address	https://jacobam.com/resources/reports/index.html
Institutional Class
Shareholder Report [Line Items]
Fund Name	Jacob Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	JSIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Jacob Small Cap Growth Fund for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://jacobam.com/resources/reports/index.html. You can also request this information by contacting us at 1-424-237-2164.
Additional Information Phone Number	1-424-237-2164
Additional Information Website	https://jacobam.com/resources/reports/index.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$156	2.89%
[3]
Expenses Paid, Amount	$ 156
Expense Ratio, Percent	2.89%
Updated Performance Information Location [Text Block]	Visit https://jacobam.com/resources/reports/index.html for more recent performance information.
Net Assets	$ 8,171,746
Holdings Count | $ / shares	36
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$8,171,746
Number of Holdings	36
Portfolio Turnover	25%

Holdings [Text Block]

Top 10 Issuers	(%)
First American Government Obligations Fund	9.9%
Porch Group, Inc.	6.2%
Powerfleet, Inc. NJ	5.7%
Alphatec Holdings, Inc.	5.6%
Doximity, Inc.	5.5%
Heron Therapeutics, Inc.	5.4%
Zillow Group, Inc.	5.0%
OptimizeRx Corp.	4.4%
Confluent, Inc.	4.4%
Braze, Inc.	4.2%

Updated Prospectus Web Address	https://jacobam.com/resources/reports/index.html
Investor Class
Shareholder Report [Line Items]
Fund Name	Jacob Discovery Fund
Class Name	Investor Class
Trading Symbol	JMCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Jacob Discovery Fund for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://jacobam.com/resources/reports/index.html. You can also request this information by contacting us at 1-424-237-2164.
Additional Information Phone Number	1-424-237-2164
Additional Information Website	https://jacobam.com/resources/reports/index.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$118	2.30%
[4]
Expenses Paid, Amount	$ 118
Expense Ratio, Percent	2.30%
Updated Performance Information Location [Text Block]	Visit https://jacobam.com/resources/reports/index.html for more recent performance information.
Net Assets	$ 14,790,830
Holdings Count | $ / shares	44
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$14,790,830
Number of Holdings	44
Portfolio Turnover	11%

Holdings [Text Block]

Top 10 Issuers	(%)
Powerfleet, Inc. NJ	6.7%
Thunderbird Entertainment Group, Inc.	5.5%
First American Government Obligations Fund**	5.3%
Inspired Entertainment, Inc.	4.7%
Usio, Inc.	4.2%
OptimizeRx Corp.	4.0%
DiaMedica Therapeutics, Inc.	4.0%
Cantaloupe, Inc.	3.9%
Solitario Resources Corp.	3.7%
Harrow, Inc.	3.4%
[5]
Updated Prospectus Web Address	https://jacobam.com/resources/reports/index.html
Institutional Class
Shareholder Report [Line Items]
Fund Name	Jacob Discovery Fund
Class Name	Institutional Class
Trading Symbol	JMIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Jacob Discovery Fund for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://jacobam.com/resources/reports/index.html. You can also request this information by contacting us at 1-424-237-2164.
Additional Information Phone Number	1-424-237-2164
Additional Information Website	https://jacobam.com/resources/reports/index.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$103	2.00%
[6]
Expenses Paid, Amount	$ 103
Expense Ratio, Percent	2.00%
Updated Performance Information Location [Text Block]	Visit https://jacobam.com/resources/reports/index.html for more recent performance information.
Net Assets	$ 14,790,830
Holdings Count | $ / shares	44
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$14,790,830
Number of Holdings	44
Portfolio Turnover	11%

Holdings [Text Block]

Top 10 Issuers	(%)
Powerfleet, Inc. NJ	6.7%
Thunderbird Entertainment Group, Inc.	5.5%
First American Government Obligations Fund**	5.3%
Inspired Entertainment, Inc.	4.7%
Usio, Inc.	4.2%
OptimizeRx Corp.	4.0%
DiaMedica Therapeutics, Inc.	4.0%
Cantaloupe, Inc.	3.9%
Solitario Resources Corp.	3.7%
Harrow, Inc.	3.4%
[7]
Updated Prospectus Web Address	https://jacobam.com/resources/reports/index.html

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized

[4]
*	Annualized

[5]
**	The percentage reflected does not include the collateral received for securities on loan.

[6]
*	Annualized

[7]
**	The percentage reflected does not include the collateral received for securities on loan.